Dechert LLP

4675 MacArthur Court

Suite 1400

Newport Beach, CA 92660-8842

Telephone: (949) 442-6000

Fax: (949) 442-6010

December 29, 2006

Via Edgar

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:         PIMCO Funds (the "Trust")

              (File Nos. 33-12113 and 811-5028)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify on behalf of the Trust, that (i) the forms of Prospectuses and Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 120, which was filed on December 21, 2006, and (ii) the text of Post-Effective Amendment No. 120 was filed electronically on December 21, 2006.

Please do not hesitate to contact the undersigned at (949) 442-6063 if you have any questions regarding this certification.

Sincerely,

/s/ Christine B. Wessel

cc:     J. Stephen King

         Joshua Ratner

         Brendan C. Fox